EQUITY-BASED COMPENSATION - RSUs (Details) - RSUs $ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense related to award	$ 90.5
Modified from liability award (in shares) | shares	9,050,000	9,050,000
Reclassification of previously accrued compensation liability to equity	$ 56.8	$ 56.8
Post-vesting transfer restriction		1 year
Unamortized compensation expense	$ 104.1	$ 104.1
Weighted-average amortization period	3 years 8 months 12 days
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount for lack of marketability	11.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount for lack of marketability	12.00%